Acquisitions and Divestitures - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Detail) £ in Millions, $ in Millions, $ in Millions	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 GBP (£)	Apr. 06, 2020 USD ($)	Apr. 06, 2020 CAD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Purchase price	$ 1,042	£ 615
Clearpool Group Inc [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Goodwill and intangible assets	217
Other assets	44
Total assets	261
Liabilities	54
Purchase price	$ 207		$ 139	$ 196